Quarterly Holdings Report
for
Fidelity® Europe Fund
July 31, 2023
EUR-NPRT3-0923
1.804873.119
Common Stocks - 98.6%
	Shares	Value ($)
Australia - 2.4%
Flutter Entertainment PLC (Ireland) (a)	35,100	6,981,374
Glencore PLC	1,384,300	8,418,533
TOTAL AUSTRALIA		15,399,907
Belgium - 2.4%
Azelis Group NV	165,500	4,276,230
KBC Group NV	53,000	3,989,034
UCB SA	76,700	6,790,384
TOTAL BELGIUM		15,055,648
China - 1.1%
Prosus NV	85,912	6,803,971
Denmark - 7.4%
DSV A/S	41,600	8,329,330
Novo Nordisk A/S Series B	174,100	28,074,015
Tryg A/S	331,300	6,545,441
Vestas Wind Systems A/S (a)	154,000	4,118,957
TOTAL DENMARK		47,067,743
Finland - 2.4%
Elisa Corp. (A Shares)	127,200	6,634,788
Nordea Bank ABP	773,500	8,750,226
TOTAL FINLAND		15,385,014
France - 22.6%
Air Liquide SA	82,880	14,901,323
Airbus Group NV	62,700	9,235,711
AXA SA	274,500	8,437,812
BNP Paribas SA	129,200	8,520,460
Capgemini SA	44,100	7,991,739
Dassault Aviation SA	51,700	10,044,361
Dassault Systemes SA	105,500	4,510,553
Edenred SA	86,100	5,592,923
L'Oreal SA	33,600	15,634,362
LVMH Moet Hennessy Louis Vuitton SE	33,400	31,020,851
Pernod Ricard SA	33,900	7,476,974
TotalEnergies SE	326,307	19,825,279
TOTAL FRANCE		143,192,348
Germany - 8.5%
Deutsche Borse AG	45,900	8,794,509
DHL Group	104,300	5,357,749
Gerresheimer AG	7,375	873,319
Merck KGaA	32,300	5,675,113
Rheinmetall AG	13,900	3,933,857
RWE AG	164,400	7,073,053
SAP SE	87,500	11,936,017
Scout24 AG (b)	79,400	5,253,732
Siemens Healthineers AG (b)	86,800	5,040,961
TOTAL GERMANY		53,938,310
Hong Kong - 1.8%
Prudential PLC	833,952	11,580,534
Ireland - 1.0%
Bank of Ireland Group PLC	595,100	6,278,782
Italy - 5.5%
Coca-Cola HBC AG	97,600	2,870,844
Davide Campari Milano NV	397,100	5,339,758
Ferrari NV (Italy)	22,100	7,080,714
FinecoBank SpA	291,635	4,526,013
Industrie de Nora SpA	120,000	2,476,514
Prada SpA	686,200	4,861,269
Recordati SpA	148,000	7,639,986
TOTAL ITALY		34,795,098
Netherlands - 5.5%
ASML Holding NV (Netherlands)	41,900	30,011,663
Heineken NV (Bearer)	45,900	4,492,760
TOTAL NETHERLANDS		34,504,423
Norway - 1.8%
Equinor ASA	183,500	5,612,987
Kongsberg Gruppen ASA	72,700	3,151,872
TGS ASA	176,583	2,353,848
TOTAL NORWAY		11,118,707
Spain - 1.5%
Amadeus IT Holding SA Class A	74,700	5,356,691
CaixaBank SA	998,700	4,039,942
TOTAL SPAIN		9,396,633
Sweden - 6.2%
ASSA ABLOY AB (B Shares)	188,700	4,536,894
Haypp Group (a)	491,497	2,334,592
Hemnet Group AB	269,500	4,774,828
HEXPOL AB (B Shares)	385,600	4,187,004
Indutrade AB	271,700	5,701,715
Investor AB (B Shares)	378,000	7,718,793
Kry International AB (a)(c)(d)	406	22,931
Nordnet AB	233,200	3,460,427
Sandvik AB	330,500	6,712,732
TOTAL SWEDEN		39,449,916
Switzerland - 3.0%
Compagnie Financiere Richemont SA Series A	117,140	18,863,394
United Kingdom - 17.3%
3i Group PLC	152,841	3,877,757
AstraZeneca PLC (United Kingdom)	183,300	26,335,861
B&M European Value Retail SA	803,600	5,705,152
Beazley PLC	570,300	4,014,441
Bunzl PLC	158,317	5,867,726
Compass Group PLC	383,627	9,981,074
Deliveroo PLC Class A (a)(b)	2,126,500	3,585,964
Diageo PLC	259,228	11,313,304
Grainger Trust PLC	875,148	2,828,019
Hiscox Ltd.	306,417	4,243,062
JD Sports Fashion PLC	2,804,300	5,675,463
Judges Scientific PLC	10,868	1,319,429
Londonmetric Properity PLC	916,367	2,173,284
RELX PLC (London Stock Exchange)	382,545	12,875,221
Safestore Holdings PLC	209,545	2,382,627
Sage Group PLC	594,400	7,144,602
TOTAL UNITED KINGDOM		109,322,986
United States of America - 8.2%
Experian PLC	211,557	8,175,744
Nestle SA (Reg. S)	223,480	27,380,594
ResMed, Inc.	18,300	4,069,005
Sanofi SA	114,100	12,172,708
TOTAL UNITED STATES OF AMERICA		51,798,051
TOTAL COMMON STOCKS (Cost $528,434,638)		623,951,465

Preferred Stocks - 0.1%
	Shares	Value ($)
Convertible Preferred Stocks - 0.1%
Estonia - 0.1%
Bolt Technology OU Series E (a)(c)(d)	3,852	504,252
Nonconvertible Preferred Stocks - 0.0%
Sweden - 0.0%
Kry International AB Series E (a)(c)(d)	2,345	132,449
TOTAL PREFERRED STOCKS (Cost $2,072,807)		636,701

Money Market Funds - 0.8%
	Shares	Value ($)
Fidelity Cash Central Fund 5.32% (e) (Cost $5,339,121)	5,338,054	5,339,121

TOTAL INVESTMENT IN SECURITIES - 99.5% (Cost $535,846,566)	629,927,287
NET OTHER ASSETS (LIABILITIES) - 0.5%	3,107,033
NET ASSETS - 100.0%	633,034,320

Legend

(a)	Non-income producing
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $13,880,657 or 2.2% of net assets.

(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $659,632 or 0.1% of net assets.

(d)	Level 3 security
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Bolt Technology OU Series E	1/03/22	1,000,736

Kry International AB	5/14/21	176,328

Kry International AB Series E	5/14/21	1,072,071

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.32%	-	102,539,453	97,200,332	233,240	-	-	5,339,121	0.0%
Fidelity Securities Lending Cash Central Fund 5.32%	3,435,000	75,833,647	79,268,647	86,071	-	-	-	0.0%
Total	3,435,000	178,373,100	176,468,979	319,311	-	-	5,339,121

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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